Note 12 - Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]	Note 8 – Related Party Transactions As of June 30, 2021 the Company was indebted to executive officers for unpaid compensation totaling $84,913.

Note 12 - Related Party Transactions

As of March 31, 2021, the Company is indebted to executive officers for unpaid compensation totaling $84,913.

On September 1, 2019, the Company and its former CFO and COO, Ksenia Griswold, terminated their relationship and entered into the Severance Agreement. Pursuant to the Severance Agreement, Ms. Griswold would receive severance payments of $20,000 per month for 9 months following the date of separation and would continue receive health insurance coverage for the same period. On January 2, 2021, the Company entered into the Settlement Agreement with Ms. Griswold, and made payment of $57,000 in full satisfaction of $114,159 in Severance compensation owed to Ms. Griswold. As the result of the settlement, the Company recorded a gain of $57,159, which is included in gain on settlement of accounts payable in the Company's consolidated financial statements.

On November 16, 2020, the Company entered into a Severance Agreement with Leslie Bocskor, a former member of the board of directors. Pursuant to the Severance Agreement, the Company made payments totaling $84,745 to Mr. Bocskor subsequent to his departure consisting of $78,245 in compensation accrued during Mr. Bocskor's service on the board of directors and $6,500 related to health insurance, for which the Company had agreed to reimburse until the compensation was paid in full. Prior to the termination of his board service, Mr. Bocskor was paid $44,192 in director's compensation during the year ended March 31, 2021. During the year ended March 31, 2020, the Company made payments totaling $40,192 to Mr. Bocksor.

In connection with the sale of membership interest in GB Sciences Louisiana, LLC, the Company issued a note payable in the amount of $151,923 to John Davis, the Company's former General Counsel and President of GB Sciences Louisiana, LLC, for unpaid compensation and bonuses. The note matured upon receipt of the first payment from the Wellcana Note Receivable. The principal balance of the note and accrued interest were repaid in full on August 4, 2020, when the related funds were withheld from the first payment to the Company under the Wellcana Note Receivable (Note 14).